Common and preferred shares and other equity instruments - Additional Information (Detail) $ / shares in Units, $ in Millions													12 Months Ended
	Jun. 20, 2023	Jan. 31, 2023	Sep. 30, 2022 CAD ($) $ / shares	Jul. 29, 2022 CAD ($) $ / shares shares	Feb. 01, 2022 Split	Dec. 09, 2021	Jun. 04, 2019 CAD ($) $ / shares shares	Jan. 22, 2019 CAD ($) $ / shares shares	Jan. 18, 2018 CAD ($) $ / shares shares	Mar. 11, 2015 CAD ($) $ / shares shares	Dec. 16, 2014 CAD ($) $ / shares shares	Jun. 11, 2014 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($) $ / shares $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2019	Oct. 31, 2018 CAD ($)	Oct. 31, 2023 $ / shares	Feb. 01, 2023	Jul. 15, 2022 CAD ($)	Apr. 07, 2022 Split	Sep. 14, 2021 CAD ($)	Oct. 31, 2020	Sep. 16, 2020 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer																		2.50%
Shareholders equity share split ratio | Split					2															2
Record date for shareholders to be entitled to additional shares					May 06, 2022
TLAC Raito													30.70%	30.10%
TLAC Leverage Ratio													9.30%	9.90%
Minimum leverage ratio													3.50%
Domestic systemically important bank buffer													0.50%
Normal course issuer bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Normal course issuer bid expiration date						Dec. 12, 2022
Shares repurchased during the period shares | shares														1,800,000
Shares repurchased weighted average price														$ 74.43
Shares repurchased during the period value | $														$ 134
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer													3.00%
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis													Subject to regulatory approval, we may redeem the LRCN Series 1 Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
Notes, maturity date													October 28, 2080
Borrowings interest rate													4.375%
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date													October 28, 2025
Borrowings interest rate													4.375%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $																							$ 750
Borrowings interest rate													4.00%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings interest rate													4.00%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $																					$ 750
Notes, maturity date													January 28, 2082
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date													January 28, 2027
Borrowings interest rate																					4.00%	3.102%
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $																			$ 800
Notes, maturity date													July 28, 2082
Borrowings interest rate														7.15%
Borrowings adjustment to interest payable basis													Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date													July 28, 2027
Borrowings interest rate													4.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge													1.00%
TLAC Raito													21.50%
TLAC Leverage Ratio													7.25%
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares													25,367,456	25,579,546
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares													44,946,857	21,402,179
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares													6,357,857	11,147,755
Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares													5,825,898,000	5,663,395,500
Bottom of range [member] | With Effect From First Of November 2023 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital buffer	3.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio													11.00%
Tier 1 capital ratio													12.50%
Total capital ratio													14.50%
TLAC Raito													(3.00%)
Top of range [member] | With Effect From First Of November 2023 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital buffer	3.50%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value															CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Reduction of issued capital | $														$ 29
Non cumulative Series 47 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value									$ 25
Number of shares issued | shares									18,000,000
Gross proceeds from shares issued | $									$ 450
Dividend rate		5.878%							4.50%
Dividend in addition to Government of Canada bond yield									2.45%
Share conversion basis									Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter
Dividend in addition to 3-month Government of Canada Treasury Bill yield									2.45%
Redemption date									Jan. 31, 2028
Redemption price per share													$ 25
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis													Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
Number of shares redeemed | shares				32,000,000
Reduction of issued capital | $				$ 800
Redemption price per share				$ 25
Non cumulative Series 43 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value										$ 25
Number of shares issued | shares										12,000,000
Gross proceeds from shares issued | $										$ 300
Dividend rate										3.60%
Dividend in addition to Government of Canada bond yield												2.79%
Dividend in addition to 3-month Government of Canada Treasury Bill yield												2.79%
Redemption price per share													$ 25
Non cumulative Series 43 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate										3.143%
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value											$ 25
Number of shares issued | shares											12,000,000
Gross proceeds from shares issued | $											$ 300
Dividend rate											3.75%
Dividend in addition to Government of Canada bond yield											2.24%
Dividend in addition to 3-month Government of Canada Treasury Bill yield											2.24%
Redemption price per share													25
Non cumulative Series 41 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate											3.909%
Non cumulative Series 39 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value												$ 25
Number of shares issued | shares												16,000,000
Gross proceeds from shares issued | $												$ 400
Dividend rate												3.90%
Dividend in addition to Government of Canada bond yield												2.32%
Redemption price per share													$ 25
Non cumulative Series 39 class A preferred shares [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to 3-month Government of Canada Treasury Bill yield												2.32%
Non cumulative Series 39 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate												3.713%
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value																	$ 25
Conversion of shares, minimum price													$ 2.5
Dividend payables | $													$ 1,000
Preference shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value																CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares | $																$ 10,000
Non cumulative Series 49 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value								$ 25
Number of shares issued | shares								13,000,000
Gross proceeds from shares issued | $								$ 325
Dividend rate								5.20%
Dividend in addition to Government of Canada bond yield								3.31%
Share conversion basis								Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter
Dividend in addition to 3-month Government of Canada Treasury Bill yield								3.31%
Redemption price per share													$ 25
Non cumulative Series 51 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value							$ 25
Number of shares issued | shares							10,000,000
Gross proceeds from shares issued | $							$ 250
Dividend rate							5.15%
Dividend in addition to Government of Canada bond yield							3.62%
Share conversion basis							Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter
Dividend in addition to 3-month Government of Canada Treasury Bill yield							3.62%
Redemption price per share													$ 25
Non cumulative Series 54 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis													Subject to regulatory approval, we may redeem the LRCN Series 2 Notes, in whole or in part, every five years during the period from December 28 to and including January 28, commencing on December 28, 2026, at par.
Non Cumulative Rate Reset Series Fifty Six Class A Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value			$ 1,000
Gross proceeds from shares issued | $			$ 600
Dividend rate			7.361%
Dividend in addition to Government of Canada bond yield			4.20%
Redemption price per share													$ 1,000